Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Cazoo Group Ltd
Trading Symbol	CZOO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001859639
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40754
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	41 Chalton Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 1JD
Entity Address, Country	GB
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1438
Auditor Name	Ernst & Young LLP
Auditor Location	London, United Kingdom
Business Contact
Document Information Line Items
Entity Address, Address Line One	41 Chalton Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 1JD
Entity Address, Country	GB
Contact Personnel Name	Ned Staple
City Area Code	44
Local Phone Number	20 3901 3488
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	112,010,033
Class C Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	640,924,026